Warrant Liabilities - Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate	4.30%
Expected life, in years	5 years
Expected volatility	60.00%
Convertible Notes Warrants [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Dividend yield		0.00%
Convertible Notes Warrants [Member] | Maximum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		5.55%
Expected life, in years		5 years
Expected volatility		73.00%
Fair value of preferred stock		4.43%
Fair value of common stock		0.81%
Convertible Notes Warrants [Member] | Minimum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		3.86%
Expected life, in years		4 months 9 days
Expected volatility		61.20%
Fair value of preferred stock		4.16%
Fair value of common stock		0.74%
Convertible Notes Warrants One [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Dividend yield		0.00%	0.00%
Fair value of preferred stock			4.16%
Fair value of common stock		1.94%	0.74%
Convertible Notes Warrants One [Member] | Maximum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		4.99%	5.26%
Expected life, in years		1 year	9 years 6 months 3 days
Expected volatility		73.20%	62.80%
Convertible Notes Warrants One [Member] | Minimum [Member]
Schedule Of Monte Carlo Simulation Model For Fair Value Of Warrants [Line Items]
Risk-free interest rate		3.98%	3.88%
Expected life, in years		14 days	6 months 3 days
Expected volatility		69.80%	61.20%